Property and Equipment (Details) - USD ($) $ in Thousands	May. 31, 2015	Aug. 31, 2014	Aug. 31, 2013
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 19,388	$ 20,748	$ 24,527
Less accumulated depreciation	(17,019)	(17,752)	(19,894)
Property and equipment, net	2,369	2,996	4,633
Land [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	43	43	43
Automobiles and Trucks [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	843	1,113	796
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	1,215	1,215	3,180
Office, Laboratory, Farm and Warehouse Equipment and Furniture [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	11,628	12,718	14,792
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 5,659	$ 5,659	$ 5,716